Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

23 Leases

A lease is a contract or part of a contract whereby the lessor (the legal owner of an asset) conveys to the lessee (the user of the asset) the right to use an asset for an agreed period of time in exchange for a payment or series of payments.

This note presents the income, expenses, assets, liabilities and cash flows of NatWest Group in the capacity of both lessee and lessor.

Lessee

NatWest Group is party to lease contracts as lessee to support its operations. The following table provides information in respect of those lease contracts as lessee.

	2021	2020
	£m	£m
Amount recognised in consolidated income statement
Interest payable	(38)	(42)
Depreciation (1)	(167)	(209)
Rental expenses on short term leases	—	(1)
Income from subleasing right to use assets	4	4

	2021	2020
	£m	£m
Amount recognised on balance sheet
Right of use assets include property, plant and equipment (2),(3)	733	955
Additions to right of use assets	70	80
Lease liabilities (3),(4)	(1,263)	(1,698)

The total cash outflow for leases is £195 million (2020: £220 million), including payment of principal amount of £164 million (2020: £179 million) which are included in the operating activities in the cash flow statement.

(1)	Includes impairment of right of use assets of £52 million (2020: £89 million).
(2)	Includes right of use asset for plant and equipment of £9 million (2020: £8 million) and depreciation of £4 million (2020: £2 million).
(3)	Includes the effect of the purchase of freeholds for properties where the Group was the primary leaseholder.
(4)	Contractual cashflows of lease liabilities are shown in Note 12.

Lessor

Acting as a lessor, NatWest Group provides asset finance to its customers. It purchases plant, equipment and intellectual property, renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.

	2021	2020
	£m	£m
Amount included in consolidated income statement
Finance leases
Finance income on the net investment in leases	298	289

Operating leases
Lease income	169	168

The following table shows the reconciliation of undiscounted finance lease receivables to net investment in finance leases:

	2021	2020
	£m	£m
Amount receivable under finance leases
Within 1 year	3,272	3,156
1 to 2 years	2,044	2,231
2 to 3 years	1,443	1,609
3 to 4 years	757	952
4 to 5 years	429	492
After 5 years	1,423	1,688
Lease payments total	9,368	10,128
Unguaranteed residual values	225	232
Future drawdowns	(21)	(22)
Unearned income	(891)	(1,081)
Present value of lease payments	8,681	9,257
Impairments	(150)	(196)
Net investment in finance leases	8,531	9,061

23 Leases continued

The following tables show undiscounted lease receivables from operating leases:

	2021	2020
	£m	£m
Amount receivable under operating leases
Within 1 year	131	143
1 to 2 years	92	112
2 to 3 years	50	79
3 to 4 years	23	34
4 to 5 years	11	14
After 5 years	9	11
Total	316	393

	2021	2020
Nature of operating lease assets on the balance sheet	£m	£m
Transportation	282	327
Car and light commercial vehicles	21	28
Other	223	245
	526	600

Fair value of investment properties under operating lease are £838 million (2020: £840 million) and had lease income of £59 million (2020: £60 million). The following table shows undiscounted lease receivables from investment properties:

	2021	2020
	£m	£m
Amount receivable under investment properties
Within 1 year	63	67
1 to 2 years	62	127
2 to 3 years	58	54
3 to 4 years	56	76
4 to 5 years	51	88
After 5 years	304	142
Total	594	554